Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income	$ 97,849	$ 46,471	$ 14,544
Other comprehensive income, net of tax:
Foreign currency translation adjustments	11,104	2,849	3,278
Other comprehensive income	11,104	2,849	3,278
Comprehensive income	108,953	49,320	17,822
Add: Comprehensive loss attributable to noncontrolling interest	1,965	277	1,027
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	110,918	49,597	18,849
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	99,652	46,746	15,603
Other comprehensive income, net of tax:
Foreign currency translation adjustments	11,266	2,851	3,246
Other comprehensive income	11,266	2,851	3,246
Comprehensive income	110,918	49,597	18,849
Add: Comprehensive loss attributable to noncontrolling interest	0	0	0
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	$ 110,918	$ 49,597	$ 18,849